BUSINESS COMBINATION - Narrative (Details) - Three privately held companies - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Total purchase consideration	$ 46,629
Amount of convertible loan agreement	1,047	$ 1,047
Payment of compensation of issuance of equity and cash	$ 19,167
Weighted-average useful life of identified intangible assets acquired	6 years 8 months 12 days
Business Combination, Acquisition Related Costs	$ 602